CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 26,326	$ 22,679
Restricted cash	6,003	6,962
Trade receivables	1,228	7,563
Amounts due from affiliates	4,328	4,286
Inventory	646	668
Current portion of net investment in direct financing lease	4,168	3,806
Derivative instruments	1,199	0
Prepaid expenses and other receivables	2,967	462
Total current assets	46,865	46,426
Long-term assets
Restricted cash	13,125	13,640
Vessels, net of accumulated depreciation	658,311	679,041
Other equipment	445	604
Intangibles and goodwill	20,739	24,370
Advances to joint ventures	3,536	3,263
Net investment in direct financing lease	278,905	282,820
Long-term deferred tax asset	174	204
Derivative instruments	0	228
Other long-term assets	940	8,363
Total long-term assets	976,175	1,012,533
Total assets	1,023,040	1,058,959
Current liabilities
Current portion of long-term debt	45,458	45,458
Trade payables	529	381
Amounts due to owners and affiliates	2,301	1,417
Value added and withholding tax liability	1,175	1,511
Derivative instruments	259	2,015
Accrued liabilities and other payables	7,458	13,042
Total current liabilities	57,180	63,824
Long-term liabilities
Accumulated losses of joint ventures	2,808	20,746
Long-term debt	390,087	434,845
Revolving credit facility due to owners and affiliates	39,292	51,832
Derivative instruments	2,438	2,102
Long-term tax liability	1,725	0
Long-term deferred tax liability	8,974	5,158
Other long-term liabilities	99	5,793
Total long-term liabilities	445,423	520,476
Total liabilities	502,603	584,300
EQUITY
Accumulated other comprehensive income (loss)	(5,337)	(2,748)
Total partners' capital	520,437	474,659
Total equity	520,437	474,659
Total liabilities and equity	1,023,040	1,058,959
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	151,259	113,404
Total equity	151,259	113,404
Common units public [Member]
EQUITY
Total partners' capital	325,250	317,149
Total equity	325,250	317,149
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,844	6,513
Total equity	6,844	6,513
Subordinated units [Member]
EQUITY
Total partners' capital	42,421	40,341
Total equity	$ 42,421	$ 40,341